Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Table of Subsidiaries

		Ownership interest as of
Name	Registered Office (country)	December 31, 2019		December 31, 2018	December 31, 2017
BBVA Francés Valores S.A.	Argentina		(a)	96.9953%	96.9953%
Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)	Argentina	53.8892%		53.8892%	53.8892%
Volkswagen Financial Services Compañía Financiera S.A.	Argentina	51.0000	% (b)	—	51.0000%
PSA Finance Argentina Compañía Financiera S.A.	Argentina	50.0000	% (b)	—	—
BBVA Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión (1)	Argentina	100.0000%		95.0000%	95.0000%

(a)	As of October 1, 2019, the company BBVA Francés Valores S.A. merged into the Bank. (See Note 26)
(b)	On July 1, 2019, the Entity consolidates these companies as a result of the gain of control. (See Note 5.1)